Financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Income And Financial Expenses [Line Items]
Interest on finance assets	R$ 36,928	R$ 24,703	R$ 52,999
Foreign exchange gain	17,906	20,047	2,981
Effect of IAS 29	3,791	742
Interest receivable	2,951	1,959	357
Discounts obtained	1,646	902	39
Other income	6,881	1,904	2,045
Financial income	70,103	50,257	58,421
Foreign-exchange loss	(37,622)	(17,388)	(3,607)
Liability interest	(9,297)	(593)	(470)
Discount granted	(10,265)	(10,743)	(9,141)
Interest on loans and financing	(6,174)	(7,830)	(7,611)
Tax on financial operations	(3,974)	(695)	(560)
Effectof IAS 29	(3,948)	(1,682)
Other expenses	(16,000)	(9,245)	(2,639)
Financial expenses	(87,280)	(48,176)	(24,028)
Total financial results	(17,177)	2,081	R$ 34,393
Linx Pay Meios de Pagamentos Ltda.
Disclosure Of Financial Income And Financial Expenses [Line Items]
Other expenses	R$ (2,128)	R$ (35)